RELATED PARTY TRANSACTIONS (Details) - EBP France - EUR (€)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, fair value	€ 225,801,843	€ 212,369,557
Dividend income	€ 1,680,728	€ 1,654,439	€ 2,271,107
Procter & Gamble Company common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	656,600	638,400
Investment, cost basis	€ 102,332,314	€ 101,281,311	93,635,079
Investment, fair value	130,345,726	134,927,478	145,525,742
Dividend income	1,680,728	1,654,439	2,271,107
Net appreciation (depreciation) in fair value of investments	€ (3,601,323)	€ (9,466,344)	€ 13,976,519